Revenue (Details) - Schedule of accrued warranty liability - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued warranty liability [Abstract]
Balance as of January 1	$ 1,735	$ 1,009	$ 910
Accrual for warranties issued	98	912	415
Warranty charges	$ (201)	(186)	(316)
Balance as of December 31		$ 1,735	$ 1,009